Shareholder Report, Average Annual Return (Details) 192691_Brookfield Global Renewables - Sustainable Infrastructure Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	30.27%	0.18%	9.35%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.60%	12.66%	14.42%
FTSE Global Core Infrastructure 50/50 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Total Return Index
Average Annual Return, Percent	15.30%	7.81%	6.34%
S&P Global Clean Energy Transition Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Clean Energy Transition Index
Average Annual Return, Percent	46.81%	(8.79%)	8.49%